Financial assets and other receivables - Trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade and other current receivables [abstract]
Trade receivables, net	$ 220,330	$ 294,491
Financial assets	472,116	766,881
Tax receivables(1)	26,779	36,852
Government grant receivables	62,417	88,092
Other receivables	717	6,039
Trade and other receivables	310,243	425,474
Gross carrying amount
Trade and other current receivables [abstract]
Trade receivables, net	223,236	295,678
Accumulated impairment
Trade and other current receivables [abstract]
Trade receivables, net	(2,906)	(1,187)
Financial assets	$ (2,906)	$ (1,187)	$ (1,006)